Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
February 28, 2025
ISG-NPRT1-0425
1.968340.111
Collateralized Mortgage Obligations - 4.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.7%
Fannie Mae Guaranteed REMICS Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4465% 8/25/2031 (b)(d)	8,841	8,917
Fannie Mae Guaranteed REMICS Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0531% 11/18/2031 (b)(d)	8,877	8,864
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(d)	1,781	1,796
Fannie Mae Guaranteed REMICS Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 11/25/2032 (b)(d)	10,460	10,461
Fannie Mae Guaranteed REMICS Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 11/25/2032 (b)(d)	3,648	3,678
Fannie Mae Guaranteed REMICS Series 2004-52 Class KZ, 5.5% 7/25/2034	182,501	183,700
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (e)	677	6
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	135,414	123,980
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	538,204	509,729
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	1,057,939	925,857
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	130,202	130,682
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	192,378	176,162
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(d)	299,031	299,199
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(d)	155,830	156,079
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(d)	246,127	246,660
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(d)	246,694	247,075
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)	128,270	128,578
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3965% 6/25/2036 (b)(d)	115,426	116,453
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3865% 3/25/2036 (b)(d)	82,251	82,995
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	1,202	1,206
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	25,587	25,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	25,339	25,949
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2448 Class FT, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(d)	8,901	8,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 11/15/2032 (b)(d)	8,212	8,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0531% 2/15/2032 (b)(d)	4,928	4,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 2/15/2033 (b)(d)	28,546	28,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 3/15/2034 (b)(d)	32,765	32,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	155,791	158,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	14,804	14,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	72,744	65,991
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	267,260	220,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	116,730	102,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	100,954	90,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	76,613	68,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	391,307	351,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	403,703	387,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	170,843	161,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	166,789	157,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	229,917	220,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)	502,155	502,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)	98,765	98,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(d)	241,127	241,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)	200,999	201,444
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(d)	132,591	132,153
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(d)	57,286	57,131
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(d)	53,328	53,289
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(d)	48,015	47,966
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(d)	51,242	51,179
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(d)	50,826	50,791
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(d)	44,938	44,887
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(d)	46,180	46,144
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(d)	52,809	52,792
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(d)	51,980	52,008
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(d)	66,394	66,502
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(d)	34,743	34,807
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(d)	69,576	69,642
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(d)	33,203	33,225
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(d)	1,523	1,522
Ginnie Mae Mortgage pass-thru certificates Series 2014-H04 Class HA, 2.75% 2/20/2064 (c)	24,086	24,024
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.72% 5/20/2063 (b)(c)(d)	1,949	1,930
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.64% 4/20/2063 (b)(c)(d)	1,899	1,878
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(c)	11,154	10,831
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.73% 5/20/2066 (b)(c)(d)	61,739	61,394
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(d)	3,398	3,373
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	25,836	23,451
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(d)	89,585	89,022
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (c)	424,243	411,804
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 7/20/2037 (b)(d)	22,879	22,772
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9063% 1/20/2038 (b)(d)	5,954	5,921
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.2863% 8/20/2038 (b)(d)	46,118	46,551
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3263% 9/20/2038 (b)(d)	34,026	34,389
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0263% 11/16/2039 (b)(d)	30,315	30,247
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.9563% 12/16/2039 (b)(d)	17,750	17,675
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	73,958	72,520
TOTAL UNITED STATES		8,193,675
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,027,751)		8,193,675

Commercial Mortgage Securities - 14.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.4%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K048 Class A2, 3.284% 6/25/2025 (b)	4,080,563	4,061,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	249,797	248,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (b)	940,483	934,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	680,000	676,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	2,146,538	2,126,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	1,239,855	1,225,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	1,186,359	1,166,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,000,000	978,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,200,000	1,170,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	300,000	294,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	400,000	393,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	900,000	881,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	170,000	165,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	199,980	194,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	783,859	781,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,019,701	1,014,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	494,332	489,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	576,976	567,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	1,093,219	1,066,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	3,500,000	3,275,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8743% 4/25/2029 (b)(d)	1,199,714	1,202,399
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (f)	2,400,000	2,381,970
TOTAL UNITED STATES		25,297,224
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,217,926)		25,297,224

U.S. Government Agency - Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(d)	2,195	2,231
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(d)	878	898
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(d)	434	441
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.552%, 6.379% 2/1/2044 (b)(d)	2,029	2,076
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(d)	463	472
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(d)	3,763	3,852
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.396% 2/1/2044 (b)(d)	5,421	5,549
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.314% 4/1/2044 (b)(d)	10,037	10,337
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.08% 4/1/2044 (b)(d)	3,911	4,004
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.421% 1/1/2044 (b)(d)	5,399	5,525
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(d)	3,469	3,548
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(d)	1,675	1,709
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(d)	528	540
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(d)	586	599
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(d)	9,710	9,947
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(d)	12,004	12,360
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(d)	5,315	5,481
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.429% 4/1/2036 (b)(d)	7,663	7,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.768% 8/1/2035 (b)(d)	4,287	4,366
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.15%, 6.982% 7/1/2036 (b)(d)	4,456	4,520
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(d)	703	715
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(d)	1,170	1,191
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.46% 12/1/2032 (b)(d)	30,505	31,112
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	46,258	44,965
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	187,036	172,547
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	22,134	19,548
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	68,731	62,634
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	52,134	50,843
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	50,000	45,418
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	243,584	233,544
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	224,891	215,622
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	264,318	253,423
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	216	215
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	150,628	149,153
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (h)	86,998	86,478
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	53	52
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(d)(e)	761	769
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(d)	826	836
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(d)	932	944
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.545%, 6.67% 4/1/2033 (b)(d)	10,567	10,685
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.92% 10/1/2033 (b)(d)	877	887
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(d)	496	503
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	7,901	8,226
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	15,461	16,190
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	10,045	10,487
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	20,227	21,081
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	31,913	33,327
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (g)	299,019	308,181
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	219,375	225,891
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	13,363	13,931
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,736	2,848
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	26,641	27,808
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	7,712	8,030
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,775	1,847
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,001	3,138
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	17,840	18,606
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	22,305	23,272
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	4,431	4,623
Freddie Mac Gold Pool 3% 10/1/2049	6,393	5,646
Freddie Mac Gold Pool 3% 3/1/2050	11,566	10,197
Freddie Mac Gold Pool 3% 3/1/2052	120,763	105,822
Freddie Mac Gold Pool 3% 4/1/2050	11,581	10,209
Freddie Mac Gold Pool 3% 9/1/2034	239,646	229,512
Freddie Mac Gold Pool 3.5% 7/1/2032	78,900	77,057
Freddie Mac Gold Pool 5% 9/1/2035	378	383
Freddie Mac Gold Pool 5.5% 9/1/2052 (h)	385,930	390,528
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	178,533	186,472
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	183,561	191,608
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(d)	19,934	20,449
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(d)	26,742	27,497
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(d)	8,231	8,463
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(d)	76	76
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(d)	3,519	3,608
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(d)	8,096	8,174
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.967% 4/1/2034 (b)(d)	16,877	17,115
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(d)	6,230	6,358
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.54% 7/1/2035 (b)(d)	7,895	7,994
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(d)	8,244	8,370
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(d)	6,014	6,117
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.135% 5/1/2037 (b)(d)	1,364	1,392
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(d)	114	117
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(c)	101	99
Ginnie Mae I Pool 6% 6/15/2036	91,503	94,410
Ginnie Mae II Pool 3.5% 2/20/2050	8,030	7,434
Uniform Mortgage Backed Securities 3% 3/1/2055 (i)	250,000	217,900
TOTAL UNITED STATES		3,838,934
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,912,486)		3,838,934

U.S. Treasury Obligations - 72.4%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.5% 11/15/2054	4.82	130,000	130,345
US Treasury Notes 0.25% 10/31/2025	0.38	220,000	214,328
US Treasury Notes 0.75% 3/31/2026	0.92	939,000	905,988
US Treasury Notes 0.75% 8/31/2026	0.96 to 4.64	6,957,000	6,627,901
US Treasury Notes 1.125% 10/31/2026	1.22	800,000	763,031
US Treasury Notes 1.25% 12/31/2026	1.26	7,119,000	6,776,120
US Treasury Notes 1.5% 1/31/2027	1.67	1,144,000	1,091,716
US Treasury Notes 1.625% 9/30/2026	1.57 to 1.68	552,000	532,055
US Treasury Notes 2.5% 3/31/2027	2.86	15,200,000	14,756,469
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.41	6,310,000	6,133,024
US Treasury Notes 3.5% 9/30/2026	4.03	1,280,000	1,269,650
US Treasury Notes 3.5% 9/30/2029	3.56 to 4.30	11,130,000	10,893,488
US Treasury Notes 3.625% 3/31/2028	3.60	2,250,000	2,227,236
US Treasury Notes 3.625% 5/31/2028	4.00	2,400,000	2,373,937
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.99	4,110,000	4,098,922
US Treasury Notes 3.875% 12/31/2027	3.49 to 4.03	10,479,000	10,451,475
US Treasury Notes 4% 1/15/2027	4.14	1,050,000	1,049,877
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	380,000	378,560
US Treasury Notes 4% 10/31/2029	3.89 to 3.94	2,320,000	2,318,006
US Treasury Notes 4% 2/29/2028	4.17 to 4.20	3,140,000	3,141,840
US Treasury Notes 4% 7/31/2029	3.67 to 3.83	1,240,000	1,239,344
US Treasury Notes 4.125% 10/31/2026	4.15	11,930,000	11,948,641
US Treasury Notes 4.125% 10/31/2027	4.16 to 4.24	6,500,000	6,524,375
US Treasury Notes 4.125% 10/31/2029	4.08 to 4.16	2,050,000	2,059,609
US Treasury Notes 4.125% 2/15/2027	4.39 to 4.49	8,140,000	8,159,078
US Treasury Notes 4.125% 3/31/2029	4.22	530,000	532,319
US Treasury Notes 4.125% 3/31/2031	4.71	270,000	270,696
US Treasury Notes 4.25% 1/15/2028	4.33	350,000	352,598
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	450,000	454,254
US Treasury Notes 4.25% 3/15/2027	4.42	1,430,000	1,437,094
US Treasury Notes 4.25% 6/30/2029	3.97 to 4.12	5,430,000	5,480,999
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	1,549,000	1,573,627
US Treasury Notes 4.375% 12/15/2026	4.43	150,000	150,913
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.84	10,612,000	10,925,386
TOTAL U.S. TREASURY OBLIGATIONS (Cost $127,771,061)			127,242,901

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $12,886,284)	4.35	12,883,708	12,886,285

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/12/28	4,300,000	159,329

Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/12/28	4,300,000	143,119

TOTAL PURCHASED SWAPTIONS (Cost $347,655)			302,448

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $178,163,163)	177,761,467
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(1,978,564)
NET ASSETS - 100.0%	175,782,903

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 3% 3/1/2055	(25,000)	(21,790)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(21,790)

TOTAL TBA SALE COMMITMENTS (Proceeds $21,328)		(21,790)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	28	Jun 2025	3,110,625	63,166	63,166
CBOT 2 Year US Treasury Notes Contracts (United States)	152	Jun 2025	31,459,250	188,551	188,551
CBOT 5 Year US Treasury Notes Contracts (United States)	103	Jun 2025	11,117,563	165,645	165,645

TOTAL PURCHASED					417,362

Sold

Interest Rate Contracts
CBOT US Treasury Long Term Note Contracts (United States)	1	Jun 2025	118,094	(3,650)	(3,650)

TOTAL FUTURES CONTRACTS					413,712
The notional amount of futures purchased as a percentage of Net Assets is 26.0%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	14,173,000	(14,019)	0	(14,019)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2035	1,025,000	4,732	0	4,732
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	592,000	7,073	0	7,073
TOTAL INTEREST RATE SWAPS							(2,214)	0	(2,214)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,381,970 or 1.4% of net assets.

(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $422,362.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $477,254.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,820,643	9,651,318	9,585,676	141,078	-	-	12,886,285	12,883,708	0.0%
Fidelity Securities Lending Cash Central Fund	11,573,826	31,298,192	42,872,018	819	-	-	-	-	0.0%
Total	24,394,469	40,949,510	52,457,694	141,897	-	-	12,886,285	12,883,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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